Intangible Assets	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Intangible Assets

(3) Intangible Assets

Intangible assets consisted of the following (in thousands):

	April 30, 2021				January 31, 2021
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Developed software/ courseware	$267,014	$39,459	$227,555	$265,758	$24,669	$241,089
Customer contracts/ relationships	279,500	9,114	270,386	279,500	3,627	275,873
Trademarks and trade names	6,300	676	5,624	6,300	455	5,845
Publishing rights	35,200	4,693	30,507	35,200	2,933	32,267
Backlog	90,200	20,842	69,358	90,200	8,141	82,059
Skillsoft trademark	91,500	—	91,500	91,500	—	91,500
Total	$769,714	$74,784	$694,930	$768,458	$39,825	$728,633

Amortization expense related to the existing finite-lived intangible assets is expected to be as follows (in thousands):

Fiscal Year	Amortization Expense
2022 (Remaining 9 months)	$104,693
2023	120,579
2024	106,172
2025	94,070
2026	64,496
Thereafter	113,420
Total	$603,430

Amortization expense related to intangible assets in the aggregate was $35.2 million for the three months ended April 30, 2021 and $17.4 million for the three months ended April 30, 2020.

Fresh-start Reporting for Intangible Assets

In accordance with ASC 852, with the application of fresh-start reporting, the Company allocated its reorganization value to its individual assets based on their estimated fair values in conformity with ASC 805, including those of intangible assets.

Intangible assets were measured based upon estimates of the future performance and cash of from the Successor Company at emergence. Values and useful lives assigned to intangible assets were based on estimated value and use of these assets by a market participant. The customer contracts/relationships and backlog were valued using the income approach. The trademarks and trade names were valued using the relief from royalty method. The income approach determines fair value by estimating the after-tax cash flows attributable to an identified asset over its useful life (Level 3 inputs) and then discounting these after-tax cash flows back to a present value. The developed software/courseware and publishing rights were valued using the replacement cost approach. The cost approach determines fair value by estimating the cost to replace or reproduce an asset at current prices and is reduced for functional and economic obsolescence.

Impairment Review Requirements

The Company reviews intangible assets subject to amortization if any adverse conditions exist or a change in circumstances has occurred that would indicate impairment or a change in remaining useful life. The Company reviews indefinite lived intangible assets, including goodwill, on the annual impairment test date or more frequently if there are indicators of impairment. No such indicators were present during the three months ended April 30, 2021.

Goodwill in the Predecessor represented the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill for the Successor represents the excess of the reorganization value over the fair value of tangible and intangible assets in fresh start accounting.

The Company tests goodwill for impairment during the fourth quarter every year in accordance with ASC 350, Intangibles—Goodwill. The Predecessor performed this test on the first day of the fourth quarter (November 1) and the Successor performs this test on the first day of the last month of the fourth quarter (January 1).

In connection with the impairment evaluation, the Company may first consider qualitative factors to determine whether the existence of events or circumstances indicates that it is more likely than not (i.e., a likelihood of more than 50%) that the fair value of a reporting unit is less than its carrying amount. Performing a quantitative goodwill impairment test is not necessary if an entity determines based on this assessment that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company fails or elects to bypass the qualitative assessment, the goodwill impairment test must be performed. This test requires a comparison of the carrying value of the reporting unit to its estimated fair value. If the carrying value of a reporting unit’s goodwill exceeds its fair value, an impairment loss equal to the difference is recorded, not to exceed the amount of goodwill allocated to the reporting unit. In determining reporting units, the Company first identifies its operating segments, and then assesses whether any components of these segments constitute a business for which discrete financial information is available and where segment management regularly reviews the operating results of that component.

Impairment of Goodwill and Intangible Assets for the Predecessor Period ended April 30, 2020

During the three months ended April 30, 2020, the emergence of COVID‑19 as a global pandemic had an adverse impact on our business. While the online learnings tools the Company offers have many advantages over traditional in person learning in the current environment, some of the Company’s customers in heavily impacted industries have sought to temporarily reduce spending, resulting in reductions in contract sizes and in some cases cancellations when such contracts have come up for renewal. In addition, identifying and pursing opportunities for new customers became much more challenging in this environment. In addition to the uncertainty introduced by COVID‑19, the Company’s over leveraged capital structure continued to create headwinds. In April 2020, the Company received temporary forbearance from its lenders due to a default on amounts owed under the Senior Credit Facility as a long-term consensual solution was being negotiated with lenders. The uncertainty around the Company’s capital structure and future ownership, continued to hurt its business, as new and existing customers displayed apprehension about the ultimate resolution of the Company’s capital structure and its impact on operations, causing delays and sometimes losses in business. The uncertainty surrounding the Company’s capital structure combined with the potential impact that COVID‑19 would have on the Company and the global economy, resulted in a significant decline in the fair value of its reporting units during the first quarter ended April 30, 2020, with the impact being more significant to the SumTotal business on a relative basis due to its smaller scale and forecasted cash flow generation.

As part of the Company’s evaluation of impairment indicators based on the circumstances described above as of April 30, 2020, the Company determined its SumTotal long- lived asset group failed the undiscounted cash flow recoverability test. Accordingly, the Company estimated the fair value of its individual long-lived assets to determine if any impairment charges were present. The Company’s estimation of the fair value of definite lived intangible assets included the use of discounted cash flow analyses which reflected estimates of future revenue, customer attrition rates, royalty rates, cash flows, and discount rates. Based on these analyses, the Company concluded the fair values of certain SumTotal intangible assets where lower their current carrying values, accordingly impairment charges of $62.3 million were recognized in the 3 months ended April 30, 2020 (Predecessor).

In light of the circumstances above, management also concluded that a triggering event had occurred with respect to the Company’s indefinite-lived Skillsoft trade name as of April 30, 2020. Accordingly, the Company estimated the fair value of the Skillsoft trade name using a discounted cash flow analyses which reflected estimates of future revenue, royalty rates, cash flows, and discount rates. Based on thus analysis, the Company concluded the carrying value of the Skillsoft trade name exceeded its fair value, resulting in an impairment charge of $92.2 million in the 3 months ended April 30, 2020 (Predecessor).

In accordance with ASC 350, for goodwill the Company determined triggering events had occurred and performed an impairment test as of April 30, 2020 that compared the estimated fair value of each reporting unit to their respective carrying values. The prospective financial information used for fiscal years 2021, 2022 and 2023 for these impairment tests was consistent with financial projections included in the Plan of Reorganization and future growth rates tracked to terminal growth rate assumptions. The Company considered the results of both a discounted cash flow (“DCF”) analysis and an EBITDA multiple approach. The Company also considered observable debt trading prices for the debt jointly borrowed by its parent entity and the Company’s subsidiary, Skillsoft Corporation, however, by the end of March 2020, most holders were restricted from trading in anticipation of a restructuring and market prices after that period were therefore less reliable. The results of the impairment tests performed indicated that the carrying value of the Skillsoft and SumTotal reporting units exceeded their estimated fair values determined by the Company. Based on the results of the goodwill impairment testing procedures, the Company recorded a $107.9 million goodwill impairment for the Skillsoft reporting unit and a $70.0 million goodwill impairment for the SumTotal reporting unit.

In total, as described in detail above, the Company recorded $332.4 million of goodwill and intangible asset impairment charges for the 3 months ended April 30, 2020 (Predecessor), consisting of (i) $62.3 million of impairments of SumTotal definite-lived intangible assets, (ii) an $92.2 million impairment of the Skillsoft trade name, (iii) a $107.9 million goodwill impairment for the Skillsoft reporting unit and (iv) a $70.0 million goodwill impairment for the SumTotal reporting unit. The Company believes that its procedures for estimating gross future cash flows for each intangible asset are reasonable and consistent with current market conditions for each of the dates when impairment testing was performed.

A rollforward of goodwill is as follows:

Description	Skillsoft	SumTotal	Consolidated
Goodwill, net January 31, 2021 (Predecessor)	$491,654	$3,350	$495,004
Foreign currency translation adjustment	(62)	—	(62)
Goodwill, net April 30, 2021 (Predecessor)	$491,592	$3,350	$494,942

Gross goodwill at April 30, 2021 (Successor) and January 31, 2021 (Successor), for the Skillsoft segment was $491.6 million and $491.7 million, respectively. Accumulated impairment losses for the Skillsoft segment at April 30, 2021 (Successor) and January 31, 2021 (Successor) was $0.

Gross goodwill at April 30, 2021 (Successor) and January 31, 2021 (Successor), for the SumTotal segment was $3.4 million. Accumulated impairment losses for the SumTotal segment at April 30, 2021 (Successor) and January 31, 2021 (Successor) was $0.

(5)Intangible Assets

Intangible assets consisted of the following (in thousands):

	Successor			Predecessor
	January 31, 2021			January 31, 2020
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Developed software/ courseware	$265,758	$24,669	$241,089	$157,168	$129,663	$27,505
Customer contracts/ relationships	279,500	3,627	275,873	670,800	466,972	203,828
Trademarks and trade names	6,300	455	5,845	45,300	27,648	17,652
Publishing rights	35,200	2,933	32,267	—	—	—
Backlog	90,200	8,141	82,059	—	—	—
Skillsoft trademark	91,500	—	91,500	186,000	—	186,000
Total	$768,458	$39,825	$728,633	$1,059,268	$624,283	$434,985

Amortization expense related to the existing finite-lived intangible assets is expected to be as follows (in thousands):

Amortization
Fiscal Year	Expense
2022	$139,408
2023	120,339
2024	105,910
2025	93,842
2026	64,269
Thereafter	113,365
Total	$637,133

Amortization expense related to intangible assets in the aggregate was $39.8 million for the period August 28, 2020 through January 31, 2021 (Successor), $34.4 million for the period February 1, 2020 through August 27, 2020 (Predecessor), $96.4 million for the fiscal year ended January 31, 2020, and $151.8 million for the fiscal year ended January 31, 2019.

Fresh-start Reporting for Intangible Assets

In accordance with ASC 852, with the application of fresh-start reporting, the Company allocated its reorganization value to its individual assets based on their estimated fair values in conformity with ASC 805, including those of intangible assets.

Intangible assets were measured based upon estimates of the future performance and cash of from the Successor Company at emergence. Values and useful lives assigned to intangible assets were based on estimated value and use of these assets by a market participant. The customer contracts/relationships and backlog were valued using the income approach. The trademarks and trade names were valued using the relief from royalty method. The income approach determines fair value by estimating the after-tax cash flows attributable to an identified asset over its useful life (Level 3 inputs) and then discounting these after- tax cash flows back to a present value. The developed software/courseware and publishing rights were valued using the replacement cost approach. The cost approach determines fair value by estimating the cost to replace or reproduce an asset at current prices and is reduced for functional and economic obsolescence.

Impairment Review Requirements

The Company reviews intangible assets subject to amortization if any adverse conditions exist or a change in circumstances has occurred that would indicate impairment or a change in remaining useful life.

The Company reviews indefinite lived intangible assets, including goodwill, on the annual impairment test date or more frequently if there are indicators of impairment.

Goodwill for the Predecessor represented the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill for the Successor represents the excess of the reorganization value over the fair value of tangible and intangible assets in fresh start accounting.

The Company tests goodwill for impairment during the fourth quarter every year in accordance with ASC 350, Intangibles — Goodwill. The Predecessor performed this test on the first day of the fourth quarter (November 1) and the Successor performs this test on the first day of the last month of the fourth quarter (January 1).

In connection with the impairment evaluation, the Company may first consider qualitative factors to determine whether the existence of events or circumstances indicates that it is more likely than not (i.e., a likelihood of more than 50%) that the fair value of a reporting unit is less than its carrying amount. Performing a quantitative goodwill impairment test is not necessary if an entity determines based on this assessment that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company fails or elects to bypass the qualitative assessment, the goodwill impairment test must be performed. This test requires a comparison of the carrying value of the reporting unit to its estimated fair value. If the carrying value of a reporting unit’s goodwill exceeds its fair value, an impairment loss equal to the difference is recorded, not to exceed the amount of goodwill allocated to the reporting unit. In determining reporting units, the Company first identifies its operating segments, and then assesses whether any components of these segments constitute a business for which discrete financial information is available and where segment management regularly reviews the operating results of that component.

For the Company’s annual impairment assessments of indefinite-lived intangible assets and goodwill conducted as of January 1, 2021, management considered qualitative factors to determine if it was more likely than not that impairments were present. In performing this qualitative assessment, management noted (i) the recent date of the fresh-start reporting valuation, (ii) the higher valuation suggested by the pending acquisition by Churchill, (iii) in the case of goodwill, a decrease in the carrying value of both reporting units since the original measurement date and (iv) the absence of any other factors that would indicate any declines in fair value. Based on these qualitative factors, management concluded it is not more likely than not that (i) the Skillsoft tradename intangible asset is impaired or (ii) the fair value of the company’s two reporting units are less than their carrying amounts.

Impairment of Goodwill and Intangible Assets for the Predecessor Period ended August 27, 2020

During the three months ended April 30, 2020, the emergence of COVID‑19 as a global pandemic had an adverse impact on our business. While the online learnings tools the Company offers have many advantages over traditional in person learning in the current environment, some of the Company’s customers in heavily impacted industries have sought to temporarily reduce spending, resulting in reductions in contract sizes and in some cases cancellations when such contracts have come up for renewal. In addition, identifying and pursing opportunities for new customers became much more challenging in this environment. In addition to the uncertainty introduced by COVID‑19, the Company’s over leveraged capital structure continued to create headwinds. In April 2020, the Company received temporary forbearance from its lenders due to a default on amounts owed under the Senior Credit Facility as a long-term consensual solution was being negotiated with lenders. The uncertainty around the Company’s capital structure and future ownership, continued to hurt its business, as new and existing customers displayed apprehension about the ultimate resolution of the Company’s capital structure and its impact on operations, causing delays and sometimes losses in business. The uncertainty surrounding the Company’s capital structure combined with the potential impact that COVID‑19 would have on the Company and the global economy, resulted in a significant decline in the fair value of its reporting units during the first quarter ended April 30, 2020, with the impact being more significant to the SumTotal business on a relative basis due to its smaller scale and forecasted cash flow generation.

As part of the Company’s evaluation of impairment indicators based on the circumstances described above as of April 30, 2020, the Company determined its SumTotal long-lived asset group failed the undiscounted cash flow recoverability test. Accordingly, the Company estimated the fair value of its individual long-lived assets to determine if any impairment charges were present. The Company’s estimation of the fair value of definite lived intangible assets included the use of discounted cash flow analyses which reflected estimates of future revenue, customer attrition rates, royalty rates, cash flows, and discount rates. Based on these analyses, the Company concluded the fair values of certain SumTotal intangible assets where lower their current carrying values, accordingly impairment charges of $62.3 million were recognized for the Predecessor period from February 1, 2020 to August 27, 2020.

In light of the circumstances above, management also concluded that a triggering event had occurred with respect to the Company’s indefinite-lived Skillsoft trade name as of April 30, 2020. Accordingly, the Company estimated the fair value of the Skillsoft trade name using a discounted cash flow analyses which reflected estimates of future revenue, royalty rates, cash flows, and discount rates. Based on thus analysis, the Company concluded the carrying value of the Skillsoft trade name exceeded its fair value, resulting in an impairment charge of $92.2 million for the Predecessor period from February 1, 2020 to August 27, 2020.

In accordance with ASC 350, for goodwill the Company determined triggering events had occurred and performed an impairment test as of April 30, 2020 that compared the estimated fair value of each reporting unit to their respective carrying values. The prospective financial information used for fiscal years 2021, 2022 and 2023 for these impairment tests was consistent with financial projections included in the Plan of Reorganization and future growth rates tracked to terminal growth rate assumptions. The Company considered the results of both a discounted cash flow (“DCF”) analysis and an EBITDA multiple approach. The Company also considered observable debt trading prices for the debt jointly borrowed by its parent entity and the Company’s subsidiary, Skillsoft Corporation, however, by the end of March 2020, most holders were restricted from trading in anticipation of a restructuring and market prices after that period were therefore less reliable. The results of the impairment tests performed indicated that the carrying value of the Skillsoft and SumTotal reporting units exceeded their estimated fair values determined by the Company. Based on the results of the goodwill impairment testing procedures, the Company recorded a $107.9 million goodwill impairment for the Skillsoft reporting unit and a $70.0 million goodwill impairment for the SumTotal reporting unit.

In total, as described in detail above, the Company recorded $332.4 million of goodwill and intangible asset impairment charges for the Predecessor period from February 1, 2020 to August 27, 2020, consisting of (i) $62.3 million of impairments of SumTotal definite-lived intangible assets, (ii) an $92.2 million impairment of the Skillsoft trade name, (iii) a $107.9 million goodwill impairment for the Skillsoft reporting unit and (iv) a $70.0 million goodwill impairment for the SumTotal reporting unit. The Company believes that its procedures for estimating gross future cash flows for each intangible asset are reasonable and consistent with current market conditions for each of the dates when impairment testing was performed.

Goodwill Impairment for the Fiscal Year Ended January 31, 2020

During the fiscal year ended January 31, 2020, the Company faced significant market competition. In addition, while the Company continued to make significant investments in contemporary products such as Percipio, attrition rates on legacy products like Skillport remained high. On top of market and competitive dynamics, the Company’s over leveraged capital structure also created additional headwinds. With significant debt maturities in 2021 and 2022, and related downgrades from rating agencies, concerns over the capital structure began to hurt the Company’s business, as new and existing customers displayed apprehension about the ultimate resolution of the Company’s capital structure and its impact on operations, causing delays and sometimes losses in business. The capital structure and heavy debt service also constrained investments in areas such as marketing, where spending was considerably lower than the Company’s competitors, resulting in additional pressure on retaining and attracting customers. The combination of the factors resulted in lower bookings, revenue, profitability and free cash flow generation during the twelve months ended January 31, 2020. In addition, the lower customer base, combined with larger expenditures that would be necessary in marketing activities going forward, resulted in lower expected future cash flows and growth rates going forward.

As part of the Company’s evaluation of impairment indicators, described further below, for the year ended January 31, 2020, the Company determined its long-lived asset groups failed the undiscounted cash flow recoverability tests. Accordingly, the Company estimated the fair value of its individual long-lived assets to determine potential impairment charges. The Company’s estimation of the fair value of definite lived intangible assets included the use of discounted cash flow analyses which reflected estimates of future revenue, customer attrition rates, royalty rates, cash flows, and discount rates. Based on these analyses, the Company concluded the fair values of the individual long-lived assets exceeded their current carrying values, accordingly no impairment was recognized for these assets for the year ended January 31, 2020

In accordance with ASC 350, the Company performed an impairment test that compared the estimated fair value of each reporting unit to their respective carrying values. Management considered the results of both a DCF analysis and an EBITDA multiple approach, similar to prior periods. The Company also considered observable debt trading prices for the debt jointly borrowed by its parent entity and its subsidiary, Skillsoft Corporation, after adjusting for a control premium. The results of the impairment tests performed indicated that the carrying values of the Skillsoft and SumTotal reporting units exceeded their estimated fair values determined by the Company. Based on the results of the Company’s impairment testing, the Company recorded $440.6 million of goodwill impairment charges in the fiscal year ended January 31, 2020, including $321.3 million for the Skillsoft reporting unit and $119.3 million for the SumTotal reporting unit.

Intangible Asset Impairment for the Fiscal Year Ended January 31, 2019

During the fiscal year ended January 31, 2019, the Company recognized an impairment loss in its Content segment, for the write-off of its Books24x7 tradename finite-lived intangible asset of $15.5 million and its Vodeclic tradename finite-lived intangible asset of $0.6 million. These tradenames were rebranded as part of its overall marketing and branding efforts and were discontinued in the year ended January 31, 2019. As a result of these rebranding efforts, there were no anticipated future cash flows associated with the asset. As a result, the Company has recorded an impairment charge to write-off the remaining unamortized balance of these intangible assets.

A rollforward of goodwill is as follows:

Description	Skillsoft	SumTotal	Consolidated
Goodwill, January 31, 2018	$—	$—	$1,693,906
Re-allocation of goodwill upon change in reporting units	1,433,662	260,244	—
Foreign currency translation adjustment	385	22	407
Goodwill, January 31, 2019	1,434,047	260,266	1,694,313
Foreign currency translation adjustment	113	(6)	107
Impairment of goodwill	(321,340)	(119,258)	(440,598)
Goodwill, net January 31, 2020 (Predecessor)	1,112,820	141,002	1,253,822
Foreign currency translation adjustment	(158)	(4)	(162)
Impairment of goodwill	(107,934)	(69,952)	(177,886)
Canada deconsolidation	(5,100)		(5,100)
Goodwill, net August 27, 2020 (Predecessor)	$999,628	$71,046	$1,070,674
Impact of Fresh-Start Reporting	(507,843)	(67,696)	(575,539)
Goodwill, net August 28, 2020 (Successor)	$491,785	$3,350	$495,135
Foreign currency translation adjustment	(131)		(131)
Goodwill, net January 31, 2021 (Successor)	$491,654	$3,350	$495,004

Gross goodwill at January 31, 2021 (Successor), January 31, 2020 and January 31, 2019 for the Skillsoft segment was $491,654,  $1,434,160 and $1,434,047. Accumulated impairment losses for the Skillsoft segment at January 31, 2021 (Successor), January 31, 2020 and January 31, 2019 was $0,  $321,340 and $0.

Gross goodwill at January 31, 2021 (Successor), January 31, 2020 and January 31, 2019 for the SumTotal segment was $3,350,  $260,260 and $260,266. Accumulated impairment losses for the SumTotal segment at January 31, 2021 (Successor), January 31, 2020 and January 31, 2019 was $0,  $119,258 and $0.